REVENUES, OTHER GAIN (LOSS), NET AND OTHER (EXPENSE) INCOME, NET	12 Months Ended
Dec. 31, 2022
REVENUES, OTHER GAIN (LOSS), NET AND OTHER (EXPENSE) INCOME, NET
REVENUES, OTHER GAIN (LOSS), NET AND OTHER (EXPENSE) INCOME, NET
5.	REVENUES, OTHER GAIN (LOSS), NET AND OTHER (EXPENSE) INCOME, NET

The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Public cloud services recognized over time	5,166,851	6,159,085	5,360,282	777,168
Enterprise cloud services:
Recognized at a point in time	1,368,544	2,159,869	711,466	103,153
Recognized over time	4,145	737,948	2,105,510	305,270
	1,372,689	2,897,817	2,816,976	408,423
Others:
Recognized at a point in time	36,611	1,208	—	—
Recognized over time	1,156	2,674	2,849	413
	37,767	3,882	2,849	413
	6,577,307	9,060,784	8,180,107	1,186,004

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2022 are related to enterprise cloud services and others, which are as follows:

	RMB	US$
Within one year	52,798	7,655
More than one year	41,022	5,948
Total	93,820	13,603

Contract liabilities relate to contracts where the Group received payments but has not yet satisfied the related performance obligations. The advance consideration received from customers for the services is a contract liability until services are provided to the customer.

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue recognized from amounts included in contract liabilities at the beginning of the period	37,550	112,221	192,428	27,899

5.	REVENUES, OTHER GAIN (LOSS), NET AND OTHER (EXPENSE) INCOME, NET (Continued)

The following table presents the Group’s other gain (loss), net:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Gross unrealized gain on equity investments held	14,301	82,492	22,452	3,255
Gross unrealized loss (including impairment) on equity investments held	—	—	(37,623)	(5,455)
Net realized gain (loss) on equity investments sold	—	10,363	(123)	(18)
Changes in fair value of purchase consideration in a business acquisition	—	(9,249)	(28,516)	(4,134)
	14,301	83,606	(43,810)	(6,352)

The following table presents the Group’s other (expense) income, net:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Government grants*	5,869	100,759	56,867	8,245
Income from ADS Reimbursement (Note 12)	5,219	9,967	10,386	1,506
Value added tax transferred out	(20,904)	(23,721)	(32,766)	(4,751)
Gain on disposal of property and equipment	2,242	7,107	156	23
Others	(3,236)	935	(11,636)	(1,687)
	(10,810)	95,047	23,007	3,336
*	Government grants primarily included government subsidies for rental expenses and interests paid for bank loans, and deductions or refund of other taxes.